Financial instruments and risk management	6 Months Ended
Jun. 30, 2024
Financial Instruments and Risk Management [Abstract]
Disclosure of financial instruments [text block]
4 FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.1 Financial risks management
4.1.1 Overview
In the six-month period ended June 30, 2024, there were no significant changes in the financial risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2023 (Note 4).
The Company maintained its conservative approach and strong cash and marketable securities position, as well as its hedging policy.
4.1.2 Classification
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	06/30/2024	12/31/2023
Assets
Amortized cost
Cash and cash equivalents	5	7,246,498	8,345,871
Trade accounts receivable	7	7,224,926	6,848,454
Other assets (1)		670,095	737,222
		15,141,519	15,931,547
Fair value through other comprehensive income
Investments	14.1	31,364	23,606
		31,364	23,606
Fair value through profit or loss
Derivative financial instruments	4.5.1	3,884,621	4,430,454
Marketable securities	6	14,815,013	13,267,286
		18,699,634	17,697,740
		33,872,517	33,652,893
Liabilities
Amortized cost
Trade accounts payable	17	5,058,959	5,572,219
Loans, financing and debentures	18.1	88,624,374	77,172,692
Lease liabilities	19.2	6,604,352	6,243,782
Liabilities for assets acquisitions and subsidiaries	23	211,226	187,187
Dividends and interests on own capital payable		3,010	1,316,528
Other liabilities (1)		481,507	116,716
		100,983,428	90,609,124
Fair value through profit or loss
Derivative financial instruments	4.5.1	5,732,329	2,436,072
		5,732,329	2,436,072
		106,715,757	93,045,196
		72,843,240	59,392,303
(1)Does not include items not classified as financial instruments.
4.1.3 Fair value of loans and financing
The estimated fair values of loans and financing are set forth below:

	Yield used to discount/methodology	06/30/2024	12/31/2023
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	43,616,964	38,703,379
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	17,671,131	17,783,760
Assets Financing	SOFR	379,014	278,107
ECA - Export Credit Agency	SOFR	691,611
IFC - International Finance Corporation	SOFR	3,165,736	3,198,761
In local currency
BNDES – TJLP	DI 1	175,745	215,458
BNDES – TLP	DI 1	2,285,041	2,712,762
BNDES – Fixed	DI 1	1,757	3,903
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	604,215	686,798
Assets Financing	DI 1	62,955	75,622
Debentures	DI 1/IPCA	10,659,539	8,881,277
NCE (“Export Credit Notes”)	DI 1	95,229	110,396
NCR (“Rural Credit Notes”)	DI 1	2,141,198	2,228,806
Export credits (“Prepayment”)	DI 1	823,967	824,035
		82,374,102	75,703,064
The book values of loans and financing are disclosed in Note 18.
Management considers that, for its other financial assets and liabilities measured at amortized cost, their book values approximate their fair values, and therefore the fair value information is not being presented.
4.2 Liquidity risk management
The Company’s purpose is to maintain a strong cash and marketable securities position to meet its financial and operating commitments. The amount held in cash is intended to cover the expected outflows in the normal course of its operations, while the cash surplus is generally invested in highly liquid financial investments according to the Cash Management Policy.
The cash position is monitored by the Company’s Management, by means of management reports and participation in performance meetings with determined frequencies. During the six-month period ended June 30, 2024, the variations in cash and marketable securities were as expected, and the cash generated from operations was mostly used for investments and debt service.
All derivative financial instruments were traded over the counter and do not require deposit guarantee margins.
The remaining contractual maturities of financial liabilities are presented as of the balance sheet date. The amounts as set forth below consist of undiscounted cash flow, and include interest payments and exchange rate variations, and therefore may not reconcile with the amounts disclosed in the balance sheet.

						06/30/2024
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,058,959	5,058,959	5,058,959
Loans, financing and debentures	88,624,374	118,976,266	13,708,238	8,967,446	42,773,201	53,527,381
Lease liabilities	6,604,352	11,631,398	1,230,619	1,113,432	2,930,245	6,357,102
Liabilities for asset acquisitions and subsidiaries	211,226	210,946	91,922	18,624	85,035	15,365
Derivative financial instruments	5,732,329	6,887,436	615,555	191,218	674,980	5,405,683
Dividends and interests on own capital payable	3,010	3,010	3,010
Other liabilities	481,507	481,507	422,471	59,036
	106,715,757	143,249,522	21,130,774	10,349,756	46,463,461	65,305,531

						12/31/2023
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,572,219	5,572,219	5,572,219
Loans, financing and debentures	77,172,692	105,526,852	7,648,237	12,983,542	31,355,362	53,539,711
Lease liabilities	6,243,782	11,021,519	1,172,568	1,045,795	2,743,793	6,059,363
Liabilities for asset acquisitions and subsidiaries	187,187	215,891	94,948	18,314	87,520	15,109
Derivative financial instruments	2,436,072	2,801,258	66,433	1,278,953	1,191,014	264,858
Dividends and interests on own capital payable	1,316,528	1,316,528	1,316,528
Other liabilities	116,716	116,716	58,955	57,761
	93,045,196	126,570,983	15,929,888	15,384,365	35,377,689	59,879,041
4.3 Credit risk management
In the six-month period ended June 30, 2024, there were no significant changes in the credit risk management policies compared to those disclosed in the annual financial statements for the year ended of December 31, 2023 (Note 4).
4.4 Market risk management
In the six-month period ended June 30, 2024, there were no significant changes in the market risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2023 (Note 4).
4.4.1 Exchange rate risk management
As disclosed in the financial statements for the year ended December 31, 2023 (Note 4), the Company enters into US$ selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus foreign currency over a 24-months’ time horizon and therefore, are matched to the availability of currency for sale in the short term. The Company's Board of Directors approved the contracting of extraordinary hedge, in addition to the strategy mentioned above, for investments in the Cerrado Project, with a term of up to 36 months as of November 2021, in an amount of up to US$1,000,000. On July 27, 2022, the Board of Directors approved the expansion of the program, increasing the maximum amount (notional) to US$1,500,000, maintaining the previously established deadline. In order to provide transparency on the hedge program for the Cerrado Project, since December 31, 2021 the Company has started to prominently disclose the respective contracted operations.
The assets and liabilities that are exposed to foreign currency, substantially in US$, are set forth below:

	06/30/2024	12/31/2023
Assets
Cash and cash equivalents	5,149,219	6,432,557
Marketable securities	2,811,914	7,378,277
Trade accounts receivable	5,393,033	5,049,609
Derivative financial instruments	3,041,184	3,070,594
	16,395,350	21,931,037
Liabilities
Trade accounts payable	(1,200,975)	(1,625,011)
Loans and financing	(71,901,265)	(61,304,673)
Liabilities for asset acquisitions and subsidiaries	(150,121)	(127,598)
Derivative financial instruments	(4,980,878)	(1,867,882)
	(78,233,239)	(64,925,164)
	(61,837,889)	(42,994,127)
4.4.1.1 Sensitivity analysis – foreign exchange rate exposure – except for derivative financial instruments
For market risk analysis, the Company uses scenarios to evaluate both its asset and liability positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the conversion into Brazilian Reais on the balance sheet date (R$ to US$ = R$5.5589).
This analysis assumes that all other variables, particularly interest rates, remain constant. The other scenarios considered the depreciation of the Brazilian Real against the US$ at the rates of 25% and 50% before taxes.
The following table set forth the potential impacts at their absolute amounts:

	06/30/2024
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)
Cash and cash equivalents	5,149,219	1,287,305	2,574,610
Marketable securities	2,811,914	702,979	1,405,957
Trade accounts receivable	5,393,033	1,348,258	2,696,517
Trade accounts payable	(1,200,975)	(300,244)	(600,488)
Loans and financing	(71,901,265)	(17,975,316)	(35,950,633)
Liabilities for asset acquisitions and subsidiaries	(150,121)	(37,530)	(75,061)
4.4.1.2 Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments
The Company has sales operations in US$ in the futures markets, including strategies using options, to ensure attractive levels of operating margins for a portion of its revenue. These operations are limited to a percentage of the total exposure to US$ over a 24-month horizon, or to investments in the Cerrado Project, according to the extraordinary hedge described above, and are therefore pegged to the availability of ready-to-sell foreign exchange in the short term.
In addition to the transaction described above, the Company also taken out derivative instruments linked to the US$ and subject to exchange fluctuations, seeking to adjust the debt's currency indexation to the cash generation currency, as provided for in its financial policies.
For the calculation of the mark-to-market (“MtM”) price, the exchange rate of the last business day of the period is used. These market movements caused a negative impact on the mark-to-market position entered into by the Company.
This analysis below assumes that all other variables, particularly the interest rates, remain constant. The other scenarios considered the depreciation of the Brazilian Real against the US$ by 25% and 50%, before taxes, based on the base scenario on June 30, 2024.
The following table set out the possible impacts assuming these scenarios:

	06/30/2024
	Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%
Dollar/Real
Derivative financial instruments
Derivative options	(1,333,266)	(6,410,594)	(14,619,086)
Derivative swaps	(589,917)	(2,262,706)	(4,443,068)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	(77,902)	(318,622)	(671,020)
Embedded derivatives	66,945	(155,851)	(311,701)
NDF parity derivatives (1)	9,371	(154,754)	(273,597)
Commodity Derivatives	77,059	19,264	38,528

Dollar/Euro
Derivative financial instruments
NDF parity derivatives (1)	9,371	(93,190)	(192,420)
(1)Long positions at US$/EUR parity in order to protect the Capex cash flow of the Cerrado Project against the appreciation of the Euro.
4.4.2 Interest rate risk management
Fluctuations in interest rates could increase or reduce the costs of new loans and existing contracted operations.
The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow due to fluctuations in interest rates in Brazil or abroad.
4.4.2.1 Sensitivity analysis – exposure to interest rates – except for derivative financial instruments
For its market risk analysis, the Company uses scenarios to evaluate the sensitivity of changes in operations impacted by the following rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody (“SELIC”) and SOFR, which could impact the results. The probable scenario represents the amounts already booked, as they reflect Management’s best estimates.
This analysis assumes that all other variables, particularly exchange rates, will remain constant. The other scenarios considered a depreciation of 25% and 50% in market interest rates.
The following table set forth the possible impacts assuming these scenarios in absolute amounts:

	06/30/2024
	Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)
CDI/SELIC
Cash and cash equivalents	1,952,958	(50,777)	(101,554)
Marketable securities	11,208,299	(291,416)	(582,832)
Loans and financing	9,240,306	292,225	584,449
TJLP
Loans and financing	224,140	3,922	7,845
SOFR
Loans and financing	24,015,749	323,942	647,885
4.4.2.2 Sensitivity analysis – exposure to interest rates – derivative financial instruments
This analysis assumes that all other variables remain constant. The other scenarios considered a depreciation of 25% and 50% in market interest rates.
The following table sets out the possible impacts of these assumed scenarios:

	06/30/2024
	Effect on profit or loss
	Probable	Probable 25%	Remote 50%
CDI
Derivative financial instruments
Liabilities
Derivative options	(1,333,266)	(662,127)	(1,317,419)
Derivative swaps	(589,917)	(80,807)	(158,606)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(589,917)	(143,819)	(275,609)
4.4.2.3 Sensitivity analysis to changes in the consumer price indices of the US economy
For the measurement of the probable scenario, the United States Consumer Price Index (“US-CPI”) was considered on June 30, 2024. The probable scenario was extrapolated considering a depreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively.
The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	06/30/2024
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	66,945	(33,119)	(68,055)
4.4.3 Commodity price risk management
The Company is exposed to commodity prices, mainly in the selling price of pulp in the international market. The dynamics of rising and falling production capacities in the global market and macroeconomic conditions may impact the Company´s operating results.
Through a specialized team, the Company monitors hardwood pulp prices and analyses future trends, adjusting the forecasts aimed at assisting with preventive measures to calculate the different scenarios. There is no sufficiently liquid financial market to mitigate the risk of a material portion of the Company’s operations. Hardwood pulp price protection instruments available on the market have low liquidity and low volume, and high levels of distortion in price formation.
The Company is also exposed to international oil prices, reflected in logistical costs for selling in the export market, and indirectly in the costs of other supply, logistics and service contracts. In such cases, the Company evaluates whether to contract derivative financial instruments to mitigate the risk of price variations in its results.
4.5 Derivative financial instruments
The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants and by counterparties.
Details of derivative financial instruments and their respective calculation methodologies are disclosed in the annual financial statements for the year ended December 31, 2023 (Note 4).
4.5.1 Outstanding derivatives by contract type, including embedded derivatives
The positions of outstanding derivatives are set forth below:

	Notional value, net in U.S.$		Fair value in R$
	06/30/2024	12/31/2023	06/30/2024	12/31/2023
Instruments as part of protection strategy
Operational hedges
Zero Cost Collar	6,547,200	4,500,200	(1,333,266)	1,968,337
NDF (R$ x US$)	357,500	505,000	(77,902)	162,776
NDF (€ x US$)	68,512	262,088	9,371	100,362

Debt hedges
Swap SOFR to Fixed (US$)	1,437,593	2,555,626	391,912	741,492
Swap IPCA to CDI (notional in Brazilian Reais)	5,078,782	4,274,397	(364,433)	47,645
Swap CDI x Fixed (US$)	909,612	1,025,000	(318,356)	(1,081,964)
Pre-fixed Swap to US$ (US$)		200,000		(203,045)
Swap CDI x SOFR (US$)	610,171	125,000	(277,115)	25,774
Swap SOFR to SOFR (US$)	150,961	150,961	(21,923)	(16,615)

Commodity Hedge
Swap US$ e US-CPI (1)	139,342	131,510	66,945	230,471
Zero Cost Collar (Brent)	121,865	163,100	30,535	(3,148)
Swap VLSFO/Brent	76,684	142,794	46,524	22,297
			(1,847,708)	1,994,382

Current assets			1,161,258	2,676,526
Non-current assets			2,723,363	1,753,928
Current liabilities			(469,544)	(578,763)
Non-current liabilities			(5,262,785)	(1,857,309)
			(1,847,708)	1,994,382
(1)The embedded derivative refers to a swap contract for the sale of price variations in US$ and US-CPI within the term of a forest partnership with a standing wood supply contract.
The current contracts and the respective protected risks are set forth below:
(i)Swap CDI x Fixed US$: positions in conventional swaps exchanging the variation of the Interbank Deposit rate (“DI”) for a fixed rate in US$. The objective is to change the debt indexed in Brazilian Reais to US$, in compliance with the Company's natural exposure to US$ receivables.
(ii)Swap IPCA x CDI (notional in Brazilian Reais): positions in conventional swaps exchanging the variation of the Amplified Consumer Price Index (“IPCA”) for the DI rate. The objective is to change the debt indexed in reais, in compliance with the Company's cash position in Brazilian Reais, which is also indexed to DI.
(iii)Swap SOFR x Fixed US$: positions in conventional swaps exchanging a post-fixed rate (SOFR) for a fixed rate in US$. The objective is to protect the cash flow against changes in the US interest rate.
(iv)Pre-Fixed Swap R$ x Fixed US$: positions in conventional swaps of a fixed rate in Reais for a fixed rate in US$. The objective is to change the exposure of debts in Brazilian Reais to US$, in compliance with the Company's natural exposure to US$ receivables.
(v)SOFR x SOFR Swap: swap position exchanging a fixed rate added to SOFR for another fixed rate added to SOFR. The objective is to generate a fee discount for Prepayment with the banking institution, allowing for reversal mechanisms.
(vi)CDI x SOFR Swap: positions in conventional swaps exchanging the variation in the Interbank Deposit rate (“DI”) for a post-fixed rate (“SOFR”) US$. The objective is to change the debt index in reais to US$, aligning with the natural exposure of the Company's US$ receivables and capturing a lower cost of debt through the fluctuation of SOFR rate projections.
(vii)Zero Cost Collar: positions in an instrument that consists of the simultaneous combination of a purchase of put options and the sale of call options in US$, with the same principal amount and maturity, with the objective of protecting the cash flow of exports. Under this strategy, an interval is established where there is no deposit or receipt of financial margin at the option maturity. The objective is to protect the cash flow of exports against the depreciation of the Brazilian Real.
(viii)Non-Deliverable Forward contracts (“NDF”): short positions in US$ futures contracts with the objective of protecting the cash flow from exports against the depreciation of the Brazilian Real.
(ix)Swap US-CPI: The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.
(x)Non-Deliverable Forward contracts: EUR and US$: call positions at EUR/US$ parity to protect the Capex cash flow of the Cerrado project against the appreciation of the Euro.
(xi)Swap Very Low Sulphur Fuel Oil / Brent (“VLSFO”): Long positions in oil, aimed at hedging logistical costs related to maritime freight contracts against the increase in oil prices.
(xii)Zero Cost Collar (Brent): positions in an instrument that consists of the simultaneous combination of buying call options and selling put options for oil - Brent, with the same principal value and maturity, with the objective of protecting input costs of oil derivatives. In this strategy, an interval is established where there is no deposit or receipt of financial margin at the expiration of the options. The objective is to protect costs against rising oil prices.
The variation in the fair values of derivatives on June 30, 2024 compared to the fair values measured on December 31, 2023 are explained substantially by the depreciation of the Brazilian Real against the US$ and by settlements during the period. There were also impacts caused by the variations in the Pre Fixed, Foreign Exchange Coupon and SOFR curves in the operations.
It is important to highlight that the outstanding agreements on June 30, 2024 are over-the-counter market operations, without any type of collateral margin or forced early settlement clause due to variations from market marking.
4.5.2 Fair Value Maturity Schedule

	06/30/2024	12/31/2023
2024	471,913	2,097,763
2025	(230,840)	233,072
2026	(379,675)	(574,871)
2027 onwards	(1,709,106)	238,418
	(1,847,708)	1,994,382
4.5.3 Outstanding assets and liabilities derivatives positions
The outstanding derivatives positions are set forth below:

		Notional value		Fair value
	Currency	06/30/2024	12/31/2023	06/30/2024	12/31/2023
Debt hedges
Assets
Swap CDI to Fixed	US$	4,748,394	3,898,011	1,618,434	223,776
Swap Pre-Fixed to US$	US$		738,800
Swap SOFR to Fixed	US$	1,437,593	2,555,626	430,489	1,104,984
Swap IPCA to CDI	R$	5,229,379	4,320,471	308,989	161,542
Swap CDI to SOFR	US$	3,117,625	644,850	679,637	32,560
Swap SOFR to SOFR	US$	150,961	150,961	6,717	6,681
				3,044,266	1,529,543
Liabilities
Swap CDI to Fixed	US$	909,612	1,025,000	(1,936,790)	(1,305,740)
Swap Pre-Fixed to US$	US$		200,000		(203,045)
Swap SOFR to Fixed	US$	1,437,593	2,555,626	(38,577)	(363,492)
Swap IPCA to CDI	R$	5,078,782	4,274,397	(673,422)	(113,897)
Swap CDI to SOFR	US$	610,171	125,000	(956,752)	(6,786)
Swap SOFR to SOFR	US$	150,961	150,961	(28,640)	(23,296)
				(3,634,181)	(2,016,256)
				(589,915)	(486,713)
Operational hedge
Zero Cost Collar (US$ x R$)	US$	6,547,200	4,500,200	(1,333,266)	1,968,337
NDF (R$ x US$)	US$	357,500	505,000	(77,902)	162,776
NDF (€ x US$)	US$	68,512	262,088	9,371	100,362
				(1,401,797)	2,231,475
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	139,342	131,510	66,945	230,471
Zero Cost Collar (Brent)	US$	121,865	163,100	30,535	(3,148)
Swap VLSFO/Brent	US$	76,684	142,794	46,524	22,297
				144,004	249,620
				(1,847,708)	1,994,382
(1)The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.
4.5.4 Fair value settled amounts
The settled derivatives positions are set forth below:

	06/30/2024	12/31/2023
Operational hedge
Zero Cost Collar (R$ x US$)	580,961	2,987,953
NDF (R$ x US$)	39,368	155,458
NDF (€ x US$)	57,391	84,332
	677,720	3,227,743

Commodity hedge	63,904	80,516
Swap VLSFO/other	63,904	80,516

Debt hedge
Swap CDI to Fixed (US$)	(1,562,218)	(438,417)
Swap IPCA to CDI (Brazilian Reais)	(14,722)	256,683
Swap IPCA to Fixed (US$)		21,139
Swap Pre-Fixed to US$	(221,462)	(104,827)
Swap SOFR to SOFR	800
Swap CDI to SOFR (US$)	(22,911)	7,729
Swap SOFR to Fixed (US$)	396,102	508,720
	(1,424,411)	251,027
	(682,787)	3,559,286
4.6 Fair value hierarchy
Financial instruments are measured at fair value, which considers the fair value as the price that would be received from selling an asset or paid to transfer a liability in an unforced transaction between market participants at the measurement date.
For the six-month period ended June 30, 2024, there were no changes between the 3 (three) levels of hierarchy and no transfers between levels 2 and 3.

			06/30/2024
	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments	3,884,621		3,884,621
Marketable securities	14,815,013		14,815,013
	18,699,634		18,699,634
At fair value through other comprehensive income
Other investments		31,364	31,364
		31,364	31,364

Biological assets		19,801,748	19,801,748
		19,801,748	19,801,748
Total assets	18,699,634	19,833,112	38,532,746

Liabilities
At fair value through profit or loss
Derivative financial instruments	5,732,329		5,732,329
	5,732,329		5,732,329
	5,732,329		5,732,329

			12/31/2023
	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments	4,430,454		4,430,454
Marketable securities	13,267,286		13,267,286
	17,697,740		17,697,740

At fair value through other comprehensive income
Other investments - CelluForce		23,606	23,606
		23,606	23,606

Biological assets		18,278,582	18,278,582
		18,278,582	18,278,582
Total assets	17,697,740	18,302,188	35,999,928

Liabilities
At fair value through profit or loss
Derivative financial instruments	2,436,072		2,436,072
	2,436,072		2,436,072
Total liabilities	2,436,072		2,436,072
4.7 Cybersecurity
Suzano has a Public Information Security Policy, which aims to establish guidelines regarding cyber security management and controls at Suzano, seeking to mitigate vulnerabilities, preserve and protect assets, mainly information and personal data, in accordance with current laws, regulations and contractual obligations, covering the confidentiality, integrity, availability, authenticity and legality of information. The Policy establishes responsibilities to avoid damages, which may represent financial impacts, image and reputation, exposure of information, interruption of operations, among other damages due to cyber-attacks.
For the six-month period ended June 30, 2024, no material incidents associated with cybersecurity were identified that could affect the confidentiality, integrity and/or availability of the systems used by the Company.
4.8 Climate change
In the annual financial statements for the year ended December 31, 2023, the risks and opportunities information linked to climate change and the sustainability strategy were disclosed, which did not change significant during the six-month period ended June 30, 2024.
4.8.1 Disaster in the State of Rio Grande do Sul, Brazil
In the last week of April 2024, Rio Grande do Sul suffered from large-scale flooding after storms that devastated the state, with unprecedented elevations in the Guaíba River basins in Porto Alegre, and Lagoa dos Patos in Pelotas and Rio Grande, which also overflowed, flooding hundreds of cities in the state.
The Company has a distribution center in the city of Cachoeirinha, metropolitan region of Porto Alegre, however, it was not directly impacted by the floods and the indirect impacts are not material.
4.9 Capital management
The main objective is to strengthen the Company’s capital structure, aiming to maintain an appropriate level of financial leverage while mitigating risks that could affect the availability of capital for business development.
The Company continuously monitors significant indicators, such as consolidated financial leverage, which is the ratio of total net debt to adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).